Condensed Balance Sheets - USD ($)		Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash		$ 958,372	$ 8,800
Prepaid expenses		750,653
Total current assets		1,709,025	8,800
Deferred offering costs associated with public offering			82,900
Cash held in Trust Account		201,250,331
Total Assets		202,959,356	91,700
Current liabilities:
Accounts payable		140,244	1,032
Accrued expenses		51,250	16,700
Franchise tax payable		48,817
Note payable			50,000
Total current liabilities		240,311	67,732
Deferred underwriting commissions		7,043,750
Total liabilities		7,284,061	67,732
Commitments and Contingencies
Class A common stock, $0.0001 par value; 19,067,529 shares subject to possible redemption at $0.00 per share		190,675,290
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; none issued and outstanding as of December 31, 2020; 1,659,971 shares issued and outstanding as of March 31, 2021 (excluding 19,067,529 shares subject to possible redemption)		166
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 5,031,250 shares issued and outstanding(1)	[1]	503	503
Additional paid-in capital		5,168,561	24,497
Accumulated deficit		(169,225)	(1,032)
Total stockholders’ equity		5,000,005	23,968
Total Liabilities and Stockholders’ Equity		$ 202,959,356	$ 91,700

[1]	At December 31, 2020, the shares and the associated amounts have been retroactively restated to reflect a 1:1½ stock split of each outstanding share of Class B common stock on February 5, 2021 and a 1:1¹∕₆ stock split of each outstanding share of Class B common stock on February 16, 2021, resulting in an aggregate of 5,031,250 shares of Class B common stock outstanding (see Note 4).